Note 2 - Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Accounts Receivable, Credit Loss Expense (Reversal)	$ 0	$ 167,019	$ 0
Number of Operating Segments	1
Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)	25 years